UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Convertible Securities Fund

August 31, 2010

1.805819.106

CVS-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 62.9%
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,307
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	55,536
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	920
Regis Corp. 5% 7/15/14	4,230	5,372
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	9,522
		15,814
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	6,300	5,162
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,118
Media - 1.6%
Regal Entertainment Group 6.25% 3/15/11 (g)	14,000	14,315
Virgin Media, Inc. 6.5% 11/15/16	8,000	10,969
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,719
		35,003
Specialty Retail - 0.8%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,929
Charming Shoppes, Inc. 1.125% 5/1/14	10,000	8,038
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,177
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,527
		16,671
TOTAL CONSUMER DISCRETIONARY		130,611
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,305
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	24,480	11,705
The Pantry, Inc. 3% 11/15/12	14,000	13,125
		24,830
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.8%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 22,751
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,519
		38,270
TOTAL CONSUMER STAPLES		78,405
ENERGY - 15.1%
Energy Equipment & Services - 2.7%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,819
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,538
Hercules Offshore, Inc. 3.375% 6/1/38 (e)	30,000	20,727
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,209
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,277
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	6,677
		56,247
Oil, Gas & Consumable Fuels - 12.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	37,303
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	57,998
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,790
International Coal Group, Inc. 4% 4/1/17	2,160	2,264
Massey Energy Co. 3.25% 8/1/15	5,000	4,314
Peabody Energy Corp. 4.75% 12/15/66	102,250	105,318
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	23,250
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	15,270
Western Refining, Inc. 5.75% 6/15/14	17,810	13,375
		264,882
TOTAL ENERGY		321,129
FINANCIALS - 1.4%
Diversified Financial Services - 1.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	29,441
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 3.1%
Alere, Inc. 3% 5/15/16	10,000	8,900
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	8,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	$ 21,000	$ 18,690
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	14,151
Medtronic, Inc. 1.625% 4/15/13	10,000	10,010
SonoSite, Inc. 3.75% 7/15/14	7,000	7,326
		67,652
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,828
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,768
Pharmaceuticals - 2.0%
Biovail Corp. 5.375% 8/1/14	10,000	16,333
Nektar Therapeutics 3.25% 9/28/12	9,000	8,674
Valeant Pharmaceuticals International 4% 11/15/13	10,000	18,250
		43,257
TOTAL HEALTH CARE		120,505
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,860
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	6,665
		20,525
Airlines - 3.9%
AMR Corp. 6.25% 10/15/14	17,990	16,941
Continental Airlines, Inc. 4.5% 1/15/15	9,280	12,308
U.S. Airways Group, Inc. 7.25% 5/15/14	11,200	24,120
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,486
4.5% 6/30/21	5,000	4,994
6% 10/15/29	3,600	9,224
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,810
		82,883
Commercial Services & Supplies - 1.3%
Metalico, Inc. 7% 4/30/28	32,500	27,658
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	7,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.6%
General Cable Corp. 4.5% 11/15/29 (e)	$ 14,800	$ 12,648
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,139
Machinery - 1.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,565
2.375% 5/15/26	8,000	6,640
Terex Corp. 4% 6/1/15	8,090	10,727
Trinity Industries, Inc. 3.875% 6/1/36	15,000	12,394
		34,326
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	21,080
Road & Rail - 1.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	35,168
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,183
TOTAL INDUSTRIALS		245,290
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.8%
CommScope, Inc. 3.25% 7/1/15	10,000	10,026
Finisar Corp. 5% 10/15/29 (g)	2,500	3,569
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	12,880
L-3 Communications Corp. 3% 8/1/35	3,000	3,011
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,806
		38,292
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (g)	17,000	21,686
Hutchinson Technology, Inc. 3.25% 1/15/26	5,000	3,713
SanDisk Corp. 1% 5/15/13	13,000	11,960
		37,359
Electronic Equipment & Components - 1.1%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,339
Itron, Inc. 2.5% 8/1/26	5,000	5,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. 2.5% 2/15/12 (g)	$ 3,750	$ 3,649
SYNNEX Corp. 4% 5/15/18 (g)	10,000	10,442
		23,702
Internet Software & Services - 0.5%
VeriSign, Inc. 3.25% 8/15/37	10,000	10,155
IT Services - 1.8%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	13,936
BearingPoint, Inc. 3.1% 12/15/24 (d)(g)	8,000	0
CACI International, Inc. 2.125% 5/1/14	6,000	5,895
DST Systems, Inc. 4.125% 8/15/23	8,100	8,617
Telvent GIT SA 5.5% 4/15/15 (g)	10,000	9,513
		37,961
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. 6% 5/1/15	11,917	11,664
Amkor Technology, Inc. 6% 4/15/14	10,890	20,223
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,160
Intel Corp. 3.25% 8/1/39 (g)	58,000	64,972
Micron Technology, Inc. 4.25% 10/15/13	6,130	8,973
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,188
2.625% 12/15/26	35,330	33,674
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,469
SunPower Corp. 4.75% 4/15/14	2,020	1,644
Xilinx, Inc. 3.125% 3/15/37	10,000	8,996
		165,963
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	9,085	9,443
TOTAL INFORMATION TECHNOLOGY		322,875
MATERIALS - 2.3%
Chemicals - 1.3%
Ferro Corp. 6.5% 8/15/13	27,000	27,675
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	5,010	4,754
Metals & Mining - 0.8%
ArcelorMittal SA 5% 5/15/14	2,170	2,676
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc. 2% 8/1/14	$ 5,000	$ 6,088
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,253
Steel Dynamics, Inc. 5.125% 6/15/14	860	960
		16,977
TOTAL MATERIALS		49,406
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	9,500
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,780
		16,280
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	28,628
TOTAL TELECOMMUNICATION SERVICES		44,908
TOTAL CONVERTIBLE BONDS		1,342,570
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,278	2,278
FINANCIALS - 0.4%
Consumer Finance - 0.4%
GMAC LLC:
7.5% 12/31/13	4,264	4,349
8% 12/31/18	3,812	3,669
		8,018
TOTAL NONCONVERTIBLE BONDS		10,296
TOTAL CORPORATE BONDS (Cost $1,363,304)		1,352,866
Common Stocks - 13.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	$ 9,130
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,790
Hotels, Restaurants & Leisure - 0.9%
Ambassadors International, Inc. (a)(h)	230,377	615
WMS Industries, Inc. (a)	515,671	18,224
		18,839
Media - 0.0%
HMH Holdings, Inc. (a)(i)	52,880	304
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	82
		386
TOTAL CONSUMER DISCRETIONARY		37,145
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. (a)(f)	450,000	6,386
FINANCIALS - 5.8%
Commercial Banks - 3.2%
Huntington Bancshares, Inc.	5,820,500	30,790
KeyCorp	5,014,100	36,954
		67,744
Diversified Financial Services - 2.6%
Bank of America Corp.	4,481,985	55,801
TOTAL FINANCIALS		123,545
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.7%
Finisar Corp. (a)(f)	1,174,120	15,017
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,843
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (a)	843,200	4,275
ON Semiconductor Corp. (a)	2,169,500	13,408
		17,683
TOTAL INFORMATION TECHNOLOGY		40,543
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 3.3%
Celanese Corp. Class A	2,661,930	$ 71,074
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	3,393
TOTAL COMMON STOCKS (Cost $270,763)		282,086
Convertible Preferred Stocks - 21.8%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.0%
Ford Motor Co. Capital Trust II 6.50%	450,000	20,772
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50%	100,000	10,613
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	8,781
LodgeNet Entertainment Corp. 10.00% (g)	4,997	4,495
		13,276
TOTAL CONSUMER DISCRETIONARY		44,661
CONSUMER STAPLES - 2.3%
Food Products - 2.3%
Archer Daniels Midland Co. 6.25%	600,000	24,606
Bunge Ltd.:
4.875%	237,000	19,641
5.125%	10,000	5,191
		49,438
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp. 6.00% (a)	94,200	5,090
El Paso Corp.:
4.99% (g)	119,290	125,240
4.99%	10,000	10,500
Goodrich Petroleum Corp. 5.375%	100,000	3,060
		143,890
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.3%
Commercial Banks - 5.7%
Huntington Bancshares, Inc. 8.50%	2,100	$ 2,174
Wells Fargo & Co. 7.50%	120,550	119,103
		121,277
Diversified Financial Services - 3.3%
Bank of America Corp. Series L, 7.25%	47,085	44,731
Citigroup, Inc. 7.50%	215,400	24,653
		69,384
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	6,579
TOTAL FINANCIALS		197,240
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Tenet Healthcare Corp. 7.00%	40,000	29,793
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $492,456)		465,022
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.24% (b)	23,293,577	23,294
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	16,293,425	16,293
TOTAL MONEY MARKET FUNDS (Cost $39,587)		39,587
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,529)	$ 2,529	$ 2,529
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,168,639)		2,142,090
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,417)
NET ASSETS - 100%		$ 2,132,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $453,093,000 or 21.2% of net assets.

(h) Affiliated company

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $304,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,529,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,105
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Banc of America Securities LLC	414
Barclays Capital, Inc.	1,010
$ 2,529
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 150
Fidelity Securities Lending Cash Central Fund	40
Total	$ 190
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Ambassadors International, Inc.	$ 758	-	-	-	$ 615
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 81,806	$ 47,372	$ 34,048	$ 386
Consumer Staples	49,438	-	49,438	-
Energy	150,276	11,476	138,800	-
Financials	320,785	168,276	152,509	-
Health Care	29,793	-	29,793	-
Information Technology	40,543	40,543	-	-
Materials	71,074	71,074	-	-
Utilities	3,393	3,393	-	-
Corporate Bonds	1,352,866	-	1,350,588	2,278
Money Market Funds	39,587	39,587	-	-
Cash Equivalents	2,529	-	2,529	-
Total Investments in Securities:	$ 2,142,090	$ 381,721	$ 1,757,705	$ 2,664
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	6,233
Total Unrealized Gain (Loss)	1,141
Cost of Purchases	479
Proceeds of Sales	(9,558)
Amortization/Accretion	791
Transfers in to Level 3	1
Transfers out of Level 3	-
Ending Balance	$ 2,664
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,162,129,000. Net unrealized depreciation aggregated $20,039,000, of which $161,687,000 related to appreciated investment securities and $181,726,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Convertible
Securities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Convertible
Securities Fund

1.884073.101

ACVS-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 63.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 62.9%
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.1%
BorgWarner, Inc. 3.5% 4/15/12	$ 910	$ 1,307
Automobiles - 2.6%
Ford Motor Co. 4.25% 11/15/16	40,000	55,536
Diversified Consumer Services - 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	490	920
Regis Corp. 5% 7/15/14	4,230	5,372
Stewart Enterprises, Inc. 3.375% 7/15/16 (g)	11,000	9,522
		15,814
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (g)	6,300	5,162
Household Durables - 0.1%
Newell Rubbermaid, Inc. 5.5% 3/15/14	590	1,118
Media - 1.6%
Regal Entertainment Group 6.25% 3/15/11 (g)	14,000	14,315
Virgin Media, Inc. 6.5% 11/15/16	8,000	10,969
XM Satellite Radio, Inc. 7% 12/1/14 (g)	10,000	9,719
		35,003
Specialty Retail - 0.8%
Asbury Automotive Group, Inc. 3% 9/15/12 (g)	3,000	2,929
Charming Shoppes, Inc. 1.125% 5/1/14	10,000	8,038
Sonic Automotive, Inc. 5% 10/1/29	1,180	1,177
United Auto Group, Inc. 3.5% 4/1/26	4,533	4,527
		16,671
TOTAL CONSUMER DISCRETIONARY		130,611
CONSUMER STAPLES - 3.7%
Beverages - 0.7%
Molson Coors Brewing Co. 2.5% 7/30/13	14,000	15,305
Food & Staples Retailing - 1.2%
Nash-Finch Co. 1.6314% 3/15/35 (e)	24,480	11,705
The Pantry, Inc. 3% 11/15/12	14,000	13,125
		24,830
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 1.8%
Smithfield Foods, Inc. 4% 6/30/13	$ 22,250	$ 22,751
Tyson Foods, Inc. 3.25% 10/15/13	13,000	15,519
		38,270
TOTAL CONSUMER STAPLES		78,405
ENERGY - 15.1%
Energy Equipment & Services - 2.7%
Exterran Holdings, Inc. 4.25% 6/15/14	10,000	11,819
Global Industries Ltd. 2.75% 8/1/27 (g)	10,000	6,538
Hercules Offshore, Inc. 3.375% 6/1/38 (e)	30,000	20,727
Hornbeck Offshore Services, Inc. 1.625% 11/15/26 (e)(g)	5,000	4,209
Oil States International, Inc. 2.375% 7/1/25 (g)	4,500	6,277
SESI LLC 1.5% 12/15/26 (e)(g)	7,000	6,677
		56,247
Oil, Gas & Consumable Fuels - 12.4%
Alpha Natural Resources, Inc. 2.375% 4/15/15	35,000	37,303
Chesapeake Energy Corp. 2.5% 5/15/37	70,250	57,998
Goodrich Petroleum Corp. 3.25% 12/1/26	6,000	5,790
International Coal Group, Inc. 4% 4/1/17	2,160	2,264
Massey Energy Co. 3.25% 8/1/15	5,000	4,314
Peabody Energy Corp. 4.75% 12/15/66	102,250	105,318
Pioneer Natural Resources Co. 2.875% 1/15/38	20,000	23,250
Quicksilver Resources, Inc. 1.875% 11/1/24 (g)	14,500	15,270
Western Refining, Inc. 5.75% 6/15/14	17,810	13,375
		264,882
TOTAL ENERGY		321,129
FINANCIALS - 1.4%
Diversified Financial Services - 1.4%
The NASDAQ Stock Market, Inc. 2.5% 8/15/13	30,000	29,441
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 3.1%
Alere, Inc. 3% 5/15/16	10,000	8,900
Beckman Coulter, Inc. 2.5% 12/15/36 (g)	8,500	8,575
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	$ 21,000	$ 18,690
Kinetic Concepts, Inc. 3.25% 4/15/15 (g)	15,000	14,151
Medtronic, Inc. 1.625% 4/15/13	10,000	10,010
SonoSite, Inc. 3.75% 7/15/14	7,000	7,326
		67,652
Health Care Providers & Services - 0.3%
Omnicare, Inc. 3.25% 12/15/35	7,000	5,828
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. 2.25% 6/15/13 (g)	4,000	3,768
Pharmaceuticals - 2.0%
Biovail Corp. 5.375% 8/1/14	10,000	16,333
Nektar Therapeutics 3.25% 9/28/12	9,000	8,674
Valeant Pharmaceuticals International 4% 11/15/13	10,000	18,250
		43,257
TOTAL HEALTH CARE		120,505
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc. 2.75% 9/15/11	14,000	13,860
GenCorp, Inc. 4.0625% 12/31/39 (g)	7,830	6,665
		20,525
Airlines - 3.9%
AMR Corp. 6.25% 10/15/14	17,990	16,941
Continental Airlines, Inc. 4.5% 1/15/15	9,280	12,308
U.S. Airways Group, Inc. 7.25% 5/15/14	11,200	24,120
UAL Corp.:
4.5% 6/30/21 (g)	10,500	10,486
4.5% 6/30/21	5,000	4,994
6% 10/15/29	3,600	9,224
US Airways Group, Inc. 7% 9/30/20 (g)	4,810	4,810
		82,883
Commercial Services & Supplies - 1.3%
Metalico, Inc. 7% 4/30/28	32,500	27,658
Construction & Engineering - 0.4%
MasTec, Inc. 4.25% 12/15/14 (g)	8,000	7,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Electrical Equipment - 0.6%
General Cable Corp. 4.5% 11/15/29 (e)	$ 14,800	$ 12,648
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,440	2,139
Machinery - 1.6%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (g)	5,500	4,565
2.375% 5/15/26	8,000	6,640
Terex Corp. 4% 6/1/15	8,090	10,727
Trinity Industries, Inc. 3.875% 6/1/36	15,000	12,394
		34,326
Marine - 1.0%
Excel Maritime Carriers Ltd. 1.875% 10/15/27 (g)	34,000	21,080
Road & Rail - 1.6%
Hertz Global Holdings, Inc. 5.25% 6/1/14	28,000	35,168
Trading Companies & Distributors - 0.0%
United Rentals, Inc. 4% 11/15/15	960	1,183
TOTAL INDUSTRIALS		245,290
INFORMATION TECHNOLOGY - 15.1%
Communications Equipment - 1.8%
CommScope, Inc. 3.25% 7/1/15	10,000	10,026
Finisar Corp. 5% 10/15/29 (g)	2,500	3,569
JDS Uniphase Corp. 1% 5/15/26 (g)	14,000	12,880
L-3 Communications Corp. 3% 8/1/35	3,000	3,011
Lucent Technologies, Inc. 2.875% 6/15/25	10,000	8,806
		38,292
Computers & Peripherals - 1.7%
EMC Corp. 1.75% 12/1/13 (g)	17,000	21,686
Hutchinson Technology, Inc. 3.25% 1/15/26	5,000	3,713
SanDisk Corp. 1% 5/15/13	13,000	11,960
		37,359
Electronic Equipment & Components - 1.1%
Anixter International, Inc. 1% 2/15/13 (g)	4,540	4,339
Itron, Inc. 2.5% 8/1/26	5,000	5,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Newport Corp. 2.5% 2/15/12 (g)	$ 3,750	$ 3,649
SYNNEX Corp. 4% 5/15/18 (g)	10,000	10,442
		23,702
Internet Software & Services - 0.5%
VeriSign, Inc. 3.25% 8/15/37	10,000	10,155
IT Services - 1.8%
Alliance Data Systems Corp. 4.75% 5/15/14	10,200	13,936
BearingPoint, Inc. 3.1% 12/15/24 (d)(g)	8,000	0
CACI International, Inc. 2.125% 5/1/14	6,000	5,895
DST Systems, Inc. 4.125% 8/15/23	8,100	8,617
Telvent GIT SA 5.5% 4/15/15 (g)	10,000	9,513
		37,961
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. 6% 5/1/15	11,917	11,664
Amkor Technology, Inc. 6% 4/15/14	10,890	20,223
Evergreen Solar, Inc. 4% 7/15/13	4,000	1,160
Intel Corp. 3.25% 8/1/39 (g)	58,000	64,972
Micron Technology, Inc. 4.25% 10/15/13	6,130	8,973
ON Semiconductor Corp.:
1.875% 12/15/25 (g)	3,750	4,188
2.625% 12/15/26	35,330	33,674
PMC-Sierra, Inc. 2.25% 10/15/25	10,000	10,469
SunPower Corp. 4.75% 4/15/14	2,020	1,644
Xilinx, Inc. 3.125% 3/15/37	10,000	8,996
		165,963
Software - 0.4%
Nuance Communications, Inc. 2.75% 8/15/27	9,085	9,443
TOTAL INFORMATION TECHNOLOGY		322,875
MATERIALS - 2.3%
Chemicals - 1.3%
Ferro Corp. 6.5% 8/15/13	27,000	27,675
Containers & Packaging - 0.2%
Owens-Brockway Glass Container, Inc. 3% 6/1/15 (g)	5,010	4,754
Metals & Mining - 0.8%
ArcelorMittal SA 5% 5/15/14	2,170	2,676
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc. 2% 8/1/14	$ 5,000	$ 6,088
Newmont Mining Corp. 1.625% 7/15/17	5,000	7,253
Steel Dynamics, Inc. 5.125% 6/15/14	860	960
		16,977
TOTAL MATERIALS		49,406
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. 7% 3/15/15	10,000	9,500
Time Warner Telecom, Inc. 2.375% 4/1/26	6,000	6,780
		16,280
Wireless Telecommunication Services - 1.3%
Leap Wireless International, Inc. 4.5% 7/15/14	33,000	28,628
TOTAL TELECOMMUNICATION SERVICES		44,908
TOTAL CONVERTIBLE BONDS		1,342,570
Nonconvertible Bonds - 0.5%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ambassadors International, Inc. 10% 1/15/12 pay-in-kind (g)	2,278	2,278
FINANCIALS - 0.4%
Consumer Finance - 0.4%
GMAC LLC:
7.5% 12/31/13	4,264	4,349
8% 12/31/18	3,812	3,669
		8,018
TOTAL NONCONVERTIBLE BONDS		10,296
TOTAL CORPORATE BONDS (Cost $1,363,304)		1,352,866
Common Stocks - 13.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.4%
Johnson Controls, Inc.	344,134	$ 9,130
Diversified Consumer Services - 0.4%
Service Corp. International	1,143,000	8,790
Hotels, Restaurants & Leisure - 0.9%
Ambassadors International, Inc. (a)(h)	230,377	615
WMS Industries, Inc. (a)	515,671	18,224
		18,839
Media - 0.0%
HMH Holdings, Inc. (a)(i)	52,880	304
HMH Holdings, Inc. warrants 3/9/17 (a)	164,823	82
		386
TOTAL CONSUMER DISCRETIONARY		37,145
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. (a)(f)	450,000	6,386
FINANCIALS - 5.8%
Commercial Banks - 3.2%
Huntington Bancshares, Inc.	5,820,500	30,790
KeyCorp	5,014,100	36,954
		67,744
Diversified Financial Services - 2.6%
Bank of America Corp.	4,481,985	55,801
TOTAL FINANCIALS		123,545
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.7%
Finisar Corp. (a)(f)	1,174,120	15,017
Electronic Equipment & Components - 0.4%
Viasystems Group, Inc. (a)	549,643	7,843
Semiconductors & Semiconductor Equipment - 0.8%
Amkor Technology, Inc. (a)	843,200	4,275
ON Semiconductor Corp. (a)	2,169,500	13,408
		17,683
TOTAL INFORMATION TECHNOLOGY		40,543
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.3%
Chemicals - 3.3%
Celanese Corp. Class A	2,661,930	$ 71,074
UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
NRG Energy, Inc. (a)	167,000	3,393
TOTAL COMMON STOCKS (Cost $270,763)		282,086
Convertible Preferred Stocks - 21.8%

CONSUMER DISCRETIONARY - 2.1%
Automobiles - 1.0%
Ford Motor Co. Capital Trust II 6.50%	450,000	20,772
Leisure Equipment & Products - 0.5%
Callaway Golf Co. 7.50%	100,000	10,613
Media - 0.6%
Interpublic Group of Companies, Inc. 5.25%	10,000	8,781
LodgeNet Entertainment Corp. 10.00% (g)	4,997	4,495
		13,276
TOTAL CONSUMER DISCRETIONARY		44,661
CONSUMER STAPLES - 2.3%
Food Products - 2.3%
Archer Daniels Midland Co. 6.25%	600,000	24,606
Bunge Ltd.:
4.875%	237,000	19,641
5.125%	10,000	5,191
		49,438
ENERGY - 6.7%
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp. 6.00% (a)	94,200	5,090
El Paso Corp.:
4.99% (g)	119,290	125,240
4.99%	10,000	10,500
Goodrich Petroleum Corp. 5.375%	100,000	3,060
		143,890
Convertible Preferred Stocks - continued
	Shares	Value (000s)
FINANCIALS - 9.3%
Commercial Banks - 5.7%
Huntington Bancshares, Inc. 8.50%	2,100	$ 2,174
Wells Fargo & Co. 7.50%	120,550	119,103
		121,277
Diversified Financial Services - 3.3%
Bank of America Corp. Series L, 7.25%	47,085	44,731
Citigroup, Inc. 7.50%	215,400	24,653
		69,384
Insurance - 0.3%
Assured Guaranty Ltd. 8.50%	100,000	6,579
TOTAL FINANCIALS		197,240
HEALTH CARE - 1.4%
Health Care Providers & Services - 1.4%
Tenet Healthcare Corp. 7.00%	40,000	29,793
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $492,456)		465,022
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.24% (b)	23,293,577	23,294
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	16,293,425	16,293
TOTAL MONEY MARKET FUNDS (Cost $39,587)		39,587
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.24%, dated 8/31/10 due 9/1/10 (Collateralized by U.S. Government Obligations) # (Cost $2,529)	$ 2,529	$ 2,529
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $2,168,639)		2,142,090
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(9,417)
NET ASSETS - 100%		$ 2,132,673
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $453,093,000 or 21.2% of net assets.

(h) Affiliated company

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $304,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
HMH Holdings, Inc.	8/1/08 - 12/31/09	$ 6,902
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,529,000 due 9/01/10 at 0.24%
BNP Paribas Securities Corp.	$ 1,105
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Banc of America Securities LLC	414
Barclays Capital, Inc.	1,010
$ 2,529
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 150
Fidelity Securities Lending Cash Central Fund	40
Total	$ 190
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value beginning of period	Purchases	Sales Proceeds	Dividend Income	Value end of period
Ambassadors International, Inc.	$ 758	-	-	-	$ 615
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 81,806	$ 47,372	$ 34,048	$ 386
Consumer Staples	49,438	-	49,438	-
Energy	150,276	11,476	138,800	-
Financials	320,785	168,276	152,509	-
Health Care	29,793	-	29,793	-
Information Technology	40,543	40,543	-	-
Materials	71,074	71,074	-	-
Utilities	3,393	3,393	-	-
Corporate Bonds	1,352,866	-	1,350,588	2,278
Money Market Funds	39,587	39,587	-	-
Cash Equivalents	2,529	-	2,529	-
Total Investments in Securities:	$ 2,142,090	$ 381,721	$ 1,757,705	$ 2,664
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,577
Total Realized Gain (Loss)	6,233
Total Unrealized Gain (Loss)	1,141
Cost of Purchases	479
Proceeds of Sales	(9,558)
Amortization/Accretion	791
Transfers in to Level 3	1
Transfers out of Level 3	-
Ending Balance	$ 2,664
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ (1)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $2,162,129,000. Net unrealized depreciation aggregated $20,039,000, of which $161,687,000 related to appreciated investment securities and $181,726,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ®
Equity-Income II Fund
Equity-Income II
Class K

August 31, 2010

1.805774.106

EII-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.0%
Auto Components - 1.5%
Johnson Controls, Inc.	1,384,792	$ 36,739
Michelin CGDE Series B	199,256	14,802
The Goodyear Tire & Rubber Co. (a)	1,988,500	18,374
		69,915
Automobiles - 1.3%
Daimler AG (Germany) (a)	280,476	13,637
Fiat SpA	943,300	11,053
Harley-Davidson, Inc.	1,291,958	31,420
Thor Industries, Inc.	192,700	4,498
Winnebago Industries, Inc. (a)	374,600	3,214
		63,822
Diversified Consumer Services - 0.4%
H&R Block, Inc.	1,670,400	21,465
Hotels, Restaurants & Leisure - 0.1%
Sands China Ltd.	4,090,800	6,353
Household Durables - 3.9%
KB Home	276,700	2,853
Lennar Corp. Class A	562,700	7,411
Newell Rubbermaid, Inc.	1,675,100	25,160
Pulte Group, Inc. (a)	639,300	5,134
Stanley Black & Decker, Inc.	664,086	35,622
Techtronic Industries Co. Ltd.	3,853,000	3,348
Toll Brothers, Inc. (a)	4,402,250	76,071
Whirlpool Corp.	360,488	26,734
		182,333
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	776,284	8,190
Media - 2.3%
Belo Corp. Series A (a)	912,073	4,770
Comcast Corp.:
Class A	998,400	17,093
Class A (special) (non-vtg.)	839,800	13,496
The Walt Disney Co.	1,001,714	32,646
Time Warner, Inc.	1,371,317	41,112
		109,117
Multiline Retail - 1.8%
Kohl's Corp. (a)	553,812	26,018
Macy's, Inc.	1,036,419	20,148
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Target Corp.	696,000	$ 35,607
Tuesday Morning Corp. (a)	468,400	1,738
		83,511
Specialty Retail - 2.2%
Home Depot, Inc.	1,929,200	53,651
Lowe's Companies, Inc.	966,000	19,610
OfficeMax, Inc. (a)	445,500	4,339
RadioShack Corp. (e)	523,800	9,680
Staples, Inc.	907,116	16,119
		103,399
Textiles, Apparel & Luxury Goods - 0.3%
Phillips-Van Heusen Corp.	159,454	7,284
Warnaco Group, Inc. (a)	114,059	4,777
		12,061
TOTAL CONSUMER DISCRETIONARY		660,166
CONSUMER STAPLES - 4.7%
Beverages - 0.8%
Carlsberg AS Series B	155,100	14,616
The Coca-Cola Co.	453,790	25,376
		39,992
Food & Staples Retailing - 1.1%
CVS Caremark Corp.	578,700	15,625
Kroger Co.	1,003,900	19,807
Walgreen Co.	567,427	15,252
Winn-Dixie Stores, Inc. (a)	547,110	3,589
		54,273
Food Products - 0.7%
Nestle SA	592,937	30,722
Household Products - 1.1%
Kimberly-Clark Corp.	17,900	1,153
Procter & Gamble Co.	829,999	49,526
		50,679
Tobacco - 1.0%
Philip Morris International, Inc.	889,359	45,749
TOTAL CONSUMER STAPLES		221,415
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.6%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	842,563	$ 31,664
Halliburton Co.	801,745	22,617
Noble Corp.	1,101,291	34,272
Pride International, Inc. (a)	904,329	21,297
Schlumberger Ltd.	23,405	1,248
Transocean Ltd. (a)	114,028	5,804
		116,902
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corp.	449,398	20,668
Apache Corp.	201,200	18,078
BP PLC sponsored ADR	627,159	21,844
Chevron Corp.	1,607,470	119,210
ConocoPhillips	1,100,400	57,694
CONSOL Energy, Inc.	515,700	16,606
Devon Energy Corp.	204,786	12,345
EOG Resources, Inc.	159,486	13,855
Exxon Mobil Corp.	2,098,892	124,170
Marathon Oil Corp.	755,668	23,040
Occidental Petroleum Corp.	458,195	33,485
Royal Dutch Shell PLC:
Class A sponsored ADR	1,401,200	74,334
Class B ADR	235,100	12,068
Southwestern Energy Co. (a)	678,330	22,195
Ultra Petroleum Corp. (a)	130,703	5,099
		574,691
TOTAL ENERGY		691,593
FINANCIALS - 26.4%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	1,544,610	37,488
Bank Sarasin & Co. Ltd. Series B (Reg.)	185,123	6,711
Goldman Sachs Group, Inc.	349,497	47,860
Morgan Stanley	2,684,992	66,292
State Street Corp.	797,900	27,990
UBS AG (a)	621,000	10,420
UBS AG (NY Shares) (a)	1,585,835	26,690
		223,451
Commercial Banks - 8.4%
Associated Banc-Corp.	1,929,552	23,270
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Barclays PLC	2,355,803	$ 10,817
BB&T Corp.	772,623	17,090
Comerica, Inc.	455,900	15,688
Huntington Bancshares, Inc.	1,520,800	8,045
KeyCorp	3,006,674	22,159
Marshall & Ilsley Corp.	807,676	5,290
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	3,711,800	17,631
Mizuho Financial Group, Inc.	3,888,600	5,963
PNC Financial Services Group, Inc.	1,958,800	99,820
U.S. Bancorp, Delaware	1,389,500	28,902
Wells Fargo & Co.	5,933,408	139,732
		394,407
Consumer Finance - 1.7%
American Express Co.	603,870	24,076
Capital One Financial Corp.	623,033	23,588
Discover Financial Services	1,697,100	24,625
SLM Corp. (a)	867,281	9,583
		81,872
Diversified Financial Services - 8.3%
Bank of America Corp.	11,346,273	141,261
Citigroup, Inc. (a)	13,110,598	48,771
CME Group, Inc.	35,388	8,779
JPMorgan Chase & Co.	4,529,153	164,677
Moody's Corp. (e)	1,300,186	27,486
		390,974
Insurance - 1.7%
Berkshire Hathaway, Inc. Class B (a)	107,800	8,492
First American Financial Corp.	447,275	6,633
Hartford Financial Services Group, Inc.	438,600	8,842
Marsh & McLennan Companies, Inc.	389,700	9,244
Montpelier Re Holdings Ltd.	705,135	11,169
The Travelers Companies, Inc.	298,052	14,599
Unum Group	700,461	14,044
XL Capital Ltd. Class A	386,032	6,914
		79,937
Real Estate Investment Trusts - 1.0%
Boston Properties, Inc.	125,575	10,222
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	955,097	$ 33,639
Segro PLC	1,191,112	4,940
		48,801
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,043,300	17,131
Indiabulls Real Estate Ltd. (a)	2,558,497	9,103
Unite Group PLC (a)	631,797	1,822
		28,056
TOTAL FINANCIALS		1,247,498
HEALTH CARE - 8.4%
Biotechnology - 1.3%
Amgen, Inc. (a)	657,100	33,538
Cephalon, Inc. (a)	141,400	8,005
Gilead Sciences, Inc. (a)	620,159	19,758
		61,301
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	188,805	14,506
CareFusion Corp. (a)	761,943	16,443
Covidien PLC	152,090	5,375
Stryker Corp.	376,200	16,248
		52,572
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.	704,700	22,353
Pharmaceuticals - 5.5%
Johnson & Johnson	782,824	44,637
Merck & Co., Inc.	2,403,228	84,497
Pfizer, Inc.	6,776,735	107,953
Sanofi-Aventis	440,127	25,200
		262,287
TOTAL HEALTH CARE		398,513
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.9%
Goodrich Corp.	118,058	8,085
Honeywell International, Inc.	1,022,400	39,966
Spirit AeroSystems Holdings, Inc. Class A (a)	756,800	14,637
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	455,717	$ 27,858
United Technologies Corp.	706,128	46,047
		136,593
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	111,359	4,376
Masco Corp.	1,273,300	13,357
		17,733
Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	326,700	6,286
Republic Services, Inc.	128,700	3,788
		10,074
Construction & Engineering - 0.7%
Fluor Corp.	310,894	13,885
KBR, Inc.	901,526	20,915
		34,800
Industrial Conglomerates - 3.6%
General Electric Co.	5,122,586	74,175
Koninklijke Philips Electronics NV unit	380,200	10,611
Rheinmetall AG	326,942	18,100
Siemens AG sponsored ADR	436,500	39,516
Textron, Inc.	789,400	13,475
Tyco International Ltd.	364,800	13,600
		169,477
Machinery - 2.4%
Briggs & Stratton Corp.	1,106,995	20,092
Caterpillar, Inc.	95,700	6,236
Cummins, Inc.	390,500	29,057
Eaton Corp.	86,500	6,010
Ingersoll-Rand Co. Ltd.	622,053	20,235
Kennametal, Inc.	442,300	11,146
Navistar International Corp. (a)	246,330	10,316
Parker Hannifin Corp.	37,100	2,195
SPX Corp.	134,400	7,534
		112,821
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.8%
CSX Corp.	370,300	$ 18,474
Union Pacific Corp.	261,500	19,074
		37,548
TOTAL INDUSTRIALS		519,046
INFORMATION TECHNOLOGY - 6.1%
Communications Equipment - 0.6%
Cisco Systems, Inc. (a)	821,015	16,461
Comverse Technology, Inc. (a)	1,494,580	7,772
Motorola, Inc. (a)	873,192	6,575
		30,808
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	966,675	37,198
Electronic Equipment & Components - 1.3%
Agilent Technologies, Inc. (a)	662,484	17,867
Arrow Electronics, Inc. (a)	237,538	5,435
Avnet, Inc. (a)	475,100	10,880
Tyco Electronics Ltd.	1,039,071	25,478
		59,660
IT Services - 0.3%
CoreLogic, Inc. (a)	270,575	4,673
MoneyGram International, Inc. (a)	340,342	687
Visa, Inc. Class A	112,961	7,792
		13,152
Office Electronics - 0.3%
Xerox Corp.	1,570,023	13,251
Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	202,300	5,640
Applied Materials, Inc.	2,710,500	28,162
Intel Corp.	2,962,700	52,499
Micron Technology, Inc. (a)	1,472,300	9,518
National Semiconductor Corp.	1,571,502	19,817
Samsung Electronics Co. Ltd.	11,955	7,538
Teradyne, Inc. (a)	303,600	2,726
Varian Semiconductor Equipment Associates, Inc. (a)	331,900	8,238
		134,138
TOTAL INFORMATION TECHNOLOGY		288,207
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 2.6%
Chemicals - 1.8%
Clariant AG (Reg.) (a)	1,368,862	$ 17,610
Dow Chemical Co.	615,432	14,998
E.I. du Pont de Nemours & Co.	722,609	29,461
Monsanto Co.	251,051	13,218
Wacker Chemie AG	53,700	8,147
		83,434
Construction Materials - 0.1%
HeidelbergCement AG	177,100	7,104
Metals & Mining - 0.6%
Alcoa, Inc.	1,207,232	12,326
Commercial Metals Co.	407,409	5,309
Freeport-McMoRan Copper & Gold, Inc.	124,737	8,979
		26,614
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	270,650	4,249
TOTAL MATERIALS		121,401
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 5.5%
AT&T, Inc.	4,799,500	129,730
Frontier Communications Corp.	759,173	5,868
Qwest Communications International, Inc.	7,302,900	41,261
Telenet Group Holding NV	38,000	1,134
Verizon Communications, Inc.	2,787,455	82,258
		260,251
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	6,167,447	25,163
TOTAL TELECOMMUNICATION SERVICES		285,414
UTILITIES - 3.9%
Electric Utilities - 2.7%
Allegheny Energy, Inc.	847,097	19,102
American Electric Power Co., Inc.	1,215,309	43,034
Entergy Corp.	282,700	22,288
FirstEnergy Corp.	1,028,331	37,565
PPL Corp.	143,600	3,900
		125,889
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	2,587,200	$ 26,493
Multi-Utilities - 0.7%
Alliant Energy Corp.	375,540	13,151
CMS Energy Corp.	467,200	8,176
PG&E Corp.	131,700	6,158
Public Service Enterprise Group, Inc.	188,162	6,014
		33,499
TOTAL UTILITIES		185,881
TOTAL COMMON STOCKS (Cost $4,596,722)		4,619,134
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 1.0%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Apache Corp. 6.00% (a)	102,900	5,560
FINANCIALS - 0.8%
Commercial Banks - 0.2%
Huntington Bancshares, Inc. 8.50%	7,600	7,866
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	81,000	9,270
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25%	285,900	6,317
XL Capital Ltd. 10.75%	462,200	12,512
		18,829
TOTAL FINANCIALS		35,965
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50% (a)	112,300	6,340
TOTAL CONVERTIBLE PREFERRED STOCKS		47,865
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	76,000	$ 7,564
TOTAL PREFERRED STOCKS (Cost $49,153)		55,429
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 9,710	13,481
Hotels, Restaurants & Leisure - 0.2%
MGM Mirage, Inc. 4.25% 4/15/15 (f)	8,780	7,194
Leisure Equipment & Products - 0.0%
Eastman Kodak Co. 7% 4/1/17 (f)	1,890	1,613
Media - 0.1%
Liberty Global, Inc. 4.5% 11/15/16 (f)	3,190	3,908
TOTAL CONSUMER DISCRETIONARY		26,196
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)(f)	5,910	5,777
INDUSTRIALS - 0.0%
Airlines - 0.0%
AMR Corp. 6.25% 10/15/14	1,800	1,695
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 1.875% 6/1/14	5,220	4,525
TOTAL CONVERTIBLE BONDS (Cost $35,640)		38,193
Money Market Funds - 0.4%
	Shares	Value (000s)
Fidelity Securities Lending Cash Central Fund,0.27% (b)(c) (Cost $21,049)	21,049,050	$ 21,049
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $4,702,564)		4,733,805
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(5,343)
NET ASSETS - 100%		$ 4,728,462
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,492,000 or 0.4% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	531
Total	$ 555
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 667,730	$ 654,093	$ 13,637	$ -
Consumer Staples	221,415	221,415	-	-
Energy	697,153	697,153	-	-
Financials	1,283,463	1,232,810	50,653	-
Health Care	398,513	373,313	25,200	-
Industrials	519,046	519,046	-	-
Information Technology	288,207	288,207	-	-
Materials	121,401	121,401	-	-
Telecommunication Services	285,414	285,414	-	-
Utilities	192,221	185,881	6,340	-
Corporate Bonds	38,193	-	38,193	-
Money Market Funds	21,049	21,049	-	-
Total Investments in Securities:	$ 4,733,805	$ 4,599,782	$ 134,023	$ -
Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $4,841,577,000. Net unrealized depreciation aggregated $107,772,000, of which $579,949,000 related to appreciated investment securities and $687,721,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Independence Fund
Independence
Class K

August 31, 2010

1.805765.106

FRE-QTLY-1010

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 1.5%
Bayerische Motoren Werke AG (BMW)	700,000	$ 36,966
Daimler AG (Germany) (a)	300,000	14,586
		51,552
Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc. (a)	150,000	22,625
Ctrip.com International Ltd. sponsored ADR (a)	1,296,900	52,511
Las Vegas Sands Corp. (a)(d)	769,000	21,786
Starwood Hotels & Resorts Worldwide, Inc.	600,000	28,038
		124,960
Household Durables - 1.5%
Cyrela Brazil Realty SA	1,463,800	18,336
Gafisa SA sponsored ADR (d)	2,584,000	35,582
		53,918
Internet & Catalog Retail - 2.5%
Amazon.com, Inc. (a)	519,800	64,887
Priceline.com, Inc. (a)	82,000	23,901
		88,788
Media - 0.3%
Discovery Communications, Inc. (a)	300,000	11,325
Multiline Retail - 2.7%
Dollarama, Inc.	200,000	4,746
Macy's, Inc.	2,970,800	57,752
Nordstrom, Inc.	1,075,100	31,092
		93,590
Specialty Retail - 1.5%
Tiffany & Co., Inc. (d)	400,000	15,852
Williams-Sonoma, Inc.	1,336,100	34,685
		50,537
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc.	400,000	14,336
Deckers Outdoor Corp. (a)	750,000	32,603
Fossil, Inc. (a)	500,000	23,745
Phillips-Van Heusen Corp.	625,800	28,587
		99,271
TOTAL CONSUMER DISCRETIONARY		573,941
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.5%
Personal Products - 1.5%
Estee Lauder Companies, Inc. Class A	471,600	$ 26,443
Hengan International Group Co. Ltd.	2,781,000	24,650
		51,093
ENERGY - 7.3%
Energy Equipment & Services - 2.2%
Dril-Quip, Inc. (a)	278,300	14,714
Schlumberger Ltd.	1,142,006	60,903
		75,617
Oil, Gas & Consumable Fuels - 5.1%
Chesapeake Energy Corp.	600,000	12,408
Concho Resources, Inc. (a)	666,300	38,925
ConocoPhillips	100,000	5,243
EXCO Resources, Inc.	500,000	6,725
Occidental Petroleum Corp.	362,100	26,462
Petrohawk Energy Corp. (a)	1,100,000	16,632
Pioneer Natural Resources Co.	600,000	34,692
Southwestern Energy Co. (a)	854,900	27,972
Whiting Petroleum Corp. (a)	100,000	8,484
		177,543
TOTAL ENERGY		253,160
FINANCIALS - 13.8%
Commercial Banks - 6.6%
Comerica, Inc.	200,000	6,882
Huntington Bancshares, Inc.	2,000,000	10,580
Itau Unibanco Banco Multiplo SA ADR	514,700	11,102
Marshall & Ilsley Corp.	1,200,000	7,860
PNC Financial Services Group, Inc.	1,306,000	66,554
Regions Financial Corp.	4,087,200	26,281
Wells Fargo & Co.	4,278,600	100,761
		230,020
Consumer Finance - 1.8%
American Express Co.	1,591,400	63,449
Diversified Financial Services - 4.8%
Apollo Global Management LLC (a)(e)	1,703,400	11,924
Citigroup, Inc. (a)	10,000,000	37,200
JPMorgan Chase & Co.	3,250,200	118,177
		167,301
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.6%
Public Storage	200,000	$ 19,604
TOTAL FINANCIALS		480,374
HEALTH CARE - 7.6%
Biotechnology - 1.1%
Dendreon Corp. (a)	100,000	3,584
Gilead Sciences, Inc. (a)	400,000	12,744
United Therapeutics Corp. (a)	485,300	22,431
		38,759
Health Care Equipment & Supplies - 1.6%
Edwards Lifesciences Corp. (a)	275,000	15,832
Intuitive Surgical, Inc. (a)	80,000	21,202
Varian Medical Systems, Inc. (a)	100,000	5,324
Volcano Corp. (a)	600,000	13,260
		55,618
Health Care Providers & Services - 3.5%
Emergency Medical Services Corp. Class A (a)	200,000	9,610
Express Scripts, Inc. (a)	1,677,800	71,474
HMS Holdings Corp. (a)	271,500	14,167
Medco Health Solutions, Inc. (a)	649,800	28,253
		123,504
Health Care Technology - 0.4%
SXC Health Solutions Corp. (a)	200,000	15,655
Pharmaceuticals - 1.0%
Biovail Corp. (d)	444,100	10,159
Valeant Pharmaceuticals International (a)	400,000	23,076
		33,235
TOTAL HEALTH CARE		266,771
INDUSTRIALS - 19.4%
Aerospace & Defense - 2.7%
BE Aerospace, Inc. (a)	500,000	13,475
Goodrich Corp.	394,200	26,995
The Boeing Co.	889,500	54,375
		94,845
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.7%
Air Lease Corp. Class A (a)(e)	500,600	$ 10,012
FedEx Corp.	200,000	15,610
		25,622
Airlines - 7.1%
Continental Airlines, Inc. Class B (a)	3,400,000	75,956
Delta Air Lines, Inc. (a)	10,650,775	111,407
Southwest Airlines Co.	3,966,900	43,834
UAL Corp. (a)	788,500	16,708
		247,905
Industrial Conglomerates - 2.2%
General Electric Co.	5,188,600	75,131
Machinery - 5.4%
Caterpillar, Inc.	593,000	38,640
Cummins, Inc.	582,200	43,322
Kennametal, Inc.	900,000	22,680
MAN SE	300,000	25,814
PACCAR, Inc.	400,000	16,396
Parker Hannifin Corp.	627,500	37,123
Sandvik AB	300,000	3,554
		187,529
Road & Rail - 1.3%
CSX Corp.	462,700	23,084
Union Pacific Corp.	281,400	20,525
		43,609
TOTAL INDUSTRIALS		674,641
INFORMATION TECHNOLOGY - 28.5%
Communications Equipment - 5.6%
Cisco Systems, Inc. (a)	4,499,300	90,211
Juniper Networks, Inc. (a)	1,242,300	33,791
Research In Motion Ltd. (a)	1,175,600	50,386
Riverbed Technology, Inc. (a)	500,000	19,180
		193,568
Computers & Peripherals - 7.4%
Apple, Inc. (a)	645,700	157,141
EMC Corp. (a)	2,200,000	40,128
Isilon Systems, Inc. (a)	400,000	7,980
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
NetApp, Inc. (a)	1,000,000	$ 40,440
Seagate Technology (a)	1,261,600	12,780
		258,469
Internet Software & Services - 6.6%
Akamai Technologies, Inc. (a)	600,000	27,642
Baidu.com, Inc. sponsored ADR (a)	331,671	26,013
eBay, Inc. (a)	2,000,400	46,489
Google, Inc. Class A (a)	175,000	78,754
Rackspace Hosting, Inc. (a)	200,000	3,938
Tencent Holdings Ltd.	2,587,500	47,333
		230,169
IT Services - 1.1%
Cognizant Technology Solutions Corp. Class A (a)	700,000	40,324
Semiconductors & Semiconductor Equipment - 4.1%
Altera Corp.	800,000	19,736
ARM Holdings PLC sponsored ADR	900,000	15,012
Broadcom Corp. Class A	1,145,500	34,331
Marvell Technology Group Ltd. (a)	2,577,400	41,084
NXP Semiconductors NV	872,000	9,657
Xilinx, Inc.	900,000	21,735
		141,555
Software - 3.7%
Citrix Systems, Inc. (a)	270,600	15,679
Informatica Corp. (a)	1,350,200	43,422
NCsoft Corp.	35,000	6,714
Nintendo Co. Ltd.	20,000	5,565
RealPage, Inc.	146,043	2,449
Rovi Corp. (a)	985,300	42,870
Taleo Corp. Class A (a)	500,000	12,815
		129,514
TOTAL INFORMATION TECHNOLOGY		993,599
MATERIALS - 4.6%
Chemicals - 4.1%
Dow Chemical Co.	3,392,200	82,668
Ferro Corp. (a)	669,400	7,163
LyondellBasell Industries NV Class A (a)	1,200,000	24,600
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	200,000	$ 10,530
Rockwood Holdings, Inc. (a)	778,300	20,119
		145,080
Metals & Mining - 0.5%
Alcoa, Inc.	1,126,600	11,503
Thyssenkrupp AG	200,000	5,474
		16,977
TOTAL MATERIALS		162,057
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	600,000	21,750
TOTAL COMMON STOCKS (Cost $3,292,647)		3,477,386
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.24% (b)	2,239,655	2,240
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	34,633,300	34,633
TOTAL MONEY MARKET FUNDS (Cost $36,873)		36,873
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,329,520)		3,514,259
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(31,520)
NET ASSETS - 100%		$ 3,482,739
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,936,000 or 0.6% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 9
Fidelity Securities Lending Cash Central Fund	415
Total	$ 424
Other Information

The following is a summary of the inputs used, as of August 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 573,941	$ 559,355	$ 14,586	$ -
Consumer Staples	51,093	51,093	-	-
Energy	253,160	253,160	-	-
Financials	480,374	468,450	11,924	-
Health Care	266,771	266,771	-	-
Industrials	674,641	664,629	-	10,012
Information Technology	993,599	993,599	-	-
Materials	162,057	162,057	-	-
Telecommunication Services	21,750	21,750	-	-
Money Market Funds	36,873	36,873	-	-
Total Investments in Securities:	$ 3,514,259	$ 3,477,737	$ 26,510	$ 10,012
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,012
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,012
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At August 31, 2010, the cost of investment securities for income tax purposes was $3,352,539,000. Net unrealized appreciation aggregated $161,720,000, of which $418,395,000 related to appreciated investment securities and $256,675,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 1, 2010